Warrants (Details) - Schedule of outstanding stock warrants - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of outstanding stock warrants [Abstract]
Number of Warrants, Outstanding Beginning balance (in Shares)				3,000,000
Weighted Average Exercise Price, Outstanding Beginning balance (in Dollars per share)		$ 0.0136	$ 0.00385	$ 0.07
Weighted Average Remaining Contract Term, Outstanding Beginning balance			2 years 21 days	2 years 7 months 2 days
Aggregate Intrinsic Value, Outstanding Beginning balance		$ 724,800
Number of Warrants, Granted (in Shares)			201,500,000	63,236,369
Weighted Average Exercise Price, Granted (in Dollars per share)			$ 0.0029	$ 0.00385
Weighted Average Remaining Contract Term, Granted			4 years 7 months 13 days	2 years 6 months 21 days
Aggregate Intrinsic Value, Granted
Number of Warrants, Expired (in Shares)
Weighted Average Exercise Price, Expired (in Dollars per share)
Weighted Average Remaining Contract Term, Expired (in Shares)
Aggregate Intrinsic Value, Expired
Number of Warrants, Increased for adjustment	[1]		12,012,987
Weighted Average Exercise Price, Increased for adjustment	[1]
Weighted Average Remaining Contract Term, Increased for adjustment	[1]
Aggregate Intrinsic Value, Increased for adjustment	[1],[2]
Number of Warrants, Exercised (in Shares)		(60,000,000)	(2,987,013)	(50,262,343)
Weighted Average Exercise Price, Exercised (in Dollars per share)				$ 0.00385
Weighted Average Remaining Contract Term, Exercised (in Dollars per share)
Aggregate Intrinsic Value, Exercised
Number of Warrants, Exercisable Ending Balance (in Shares)			226,500,000	15,974,026
Weighted Average Exercise Price, Exercisable Ending Balance (in Dollars per share)			$ 0.0136	$ 0.00385
Weighted Average Remaining Contract Term, Exercisable Ending Balance		3 years 10 months 20 days	3 years 9 months 10 days	2 years 21 days
Aggregate Intrinsic Value, Exercisable Ending Balance			$ 724,800

[1]	Pursuant to the terms of certain warrant agreements, when the exercise price is reduced for any reason outlined in the agreement, the number of warrant shares is increased so that the aggregated exercise price is equal to the original exercise price.
[2]	Pursuant to the terms of certain warrant agreements, when the exercise price is reduced for any reason outlined in the agreement, the number of warrant shares is increased so that the aggregated exercise price is equal to the original exercise price.